Note 14 - Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2020
Notes Tables
Schedule of Derivative Liabilities at Fair Value [Table Text Block]
				Notional Amount
Agreement date	Counterparty	Effective (start) date:	Original Termination Date:	As of December 31, 2019	Fixed rate
June 3, 2016	ABN Amro Bank	April 13, 2018	Ju1y 13, 2021	$14,113	1.4425%
December 19, 2016	ABN Amro Bank	December 21, 2016	January 13, 2022	$14,888	2.0800%
March 29, 2018	Alpha Bank	March 29, 2018	February 25, 2025	$19,100	2.9700%

Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]
Class B Warrants Outstanding December 31, 2019	Class B Warrant Shares Outstanding December 31, 2019	Original Term	Warrant Exercise Price*	Fair Value – Liability December 31, 2019
4,200,000	168,000	18 months	$25.00	609
Class B Warrants Outstanding December 31, 2020	Class B Warrant Shares Outstanding December 31, 2020	Original Term	Warrant Exercise Price*	Fair Value – Liability December 31, 2020
4,200,000	168,000	18 months	$1.00	66

Fair Value, Assets Measured on Recurring Basis [Table Text Block]
		Fair Value Measurement at Reporting Date
As of December 31, 2019	Total	Using Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Current asset (Interest Rate Swaps)	82	-	82	-
Current liability (Interest Rate Swaps)	113	-	113	-
Non-current liability (Interest Rate Swaps)	985	-	985	-
Non-current liability (Class B Warrants)	609	-	-	609
As of December 31, 2020
Current liability (Class B Warrants)	66	-	-	66

Fair Value Measurements, Nonrecurring [Table Text Block]
		Fair Value Measurement at Reporting Date
	Total	Using Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
As of December 31, 2019
Assets held for sale	43,271	-	43,271	-
Investments in unconsolidated joint ventures	19,306	-	19,306	-

Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
Closing balance – December 31, 2018	1,915
Change in fair value of 2014 Warrants, included in Gain / (Loss) on derivative financial instruments in the consolidated statements of comprehensive loss	(1,915)
Initial measurement of Class B Warrants at inception	997
Change in fair value of Class B Warrants, included in Gain / (Loss) on derivative financial instruments in the consolidated statements of comprehensive loss	(388)
Closing balance – December 31, 2019	609
Change in fair value of Class B Warrants, included in Gain / (Loss) on derivative financial instruments in the consolidated statements of comprehensive loss	(543)
Closing balance – December 31, 2020	66

Schedule of Derivative Instruments in Statement of Financial Position, Fair Value [Table Text Block]
	Quantitative information about Level 3 Fair Value Measurements
Derivative type	Fair Value at December 31, 2019	Fair Value at December 31, 2020	Balance Sheet Location	Valuation Technique	Significant Unobservable Input	Input Value December 31, 2020
Class B Warrants	609	66	Non-Current / Current liabilities –Derivative financial instruments	Cox, Ross and Rubinstein Binomial	Volatility	109%

Derivative Instruments, Gain (Loss) [Table Text Block]
	Amount of gain/(loss) recognized in Statement of comprehensive loss located in Gain / (Loss) on derivate financial instruments
	2018	2019	2020
Interest rate swaps- change in fair value	404	(841)	(1,332)
Interest rate swaps– realized gain/(loss)	-	139	(25)
2014 Warrants- change in fair value	1,417	1,915	-
Class B Warrants- change in fair value	-	388	543
Total	1,821	1,601	(814)

Schedule of Accumulated Other Comprehensive Income (Loss) [Table Text Block]
Unrealized (Loss) on cash flow hedges
Balance, December 31, 2018	-
Effective portion of changes in fair value of interest swap contracts	(1,361)
Balance, December 31, 2019	(1,361)
Termination of interest rate swap contracts	1,361
Balance, December 31, 2020	-